Form 13F










Reporting Manager: BNP Paribas










Quarter Ending: September 30th, 2001





















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Voting Authority












Title of
Cusip
 Value
Shares /
Sh
Put /
Invstmt
Other
Sole
Shared
Name of Issuer
Class
Number
 (x $1000)
Prn Amt
Prn
Call
Dscrtn
Managers
(A)
(B)
Notice Filing